EARNOUT SHARES	12 Months Ended
Dec. 31, 2024
Earnout Shares
EARNOUT SHARES

NOTE 5. EARNOUT SHARES

Following the Closing, former holders of Tevogen Bio common stock may receive up to 20,000,000 Earnout Shares in tranches of 6,666,667, 6,666,667, and 6,666,666 shares of common stock per tranche, respectively. The first, second, and third tranches are issuable if the VWAP per share of the Company’s common stock is greater or equal to $15.00, $17.50, and $20.00, respectively, over any twenty trading days within any thirty consecutive day trading period during the three-year period after the Closing.

The Sponsor received the right to Earnout Shares with the same terms above, except that each of the Sponsor’s three earnout tranches are for 1,500,000 shares of common stock, for an aggregate of 4,500,000 shares of common stock across the entire Sponsor earnout. The Earnout Shares are a form of dividend for holders of Tevogen Bio common stock, and the Earnout Shares earnable by the Sponsor are treated as contingent consideration in a reverse recapitalization. In accordance with ASC 815, the Earnout Shares were considered to be indexed to the Company’s common stock and are classified within permanent equity.